Note 12 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2022	6,067,313	$1.83	2.07
Forfeited	(425,178)	3.98
Exercised	(186,307)	1.13
Expired	(177,430)	2.27
Outstanding at September 30, 2023	5,278,398	$1.61	1.78	$1,041
Exercisable at September 30, 2023	4,594,898	$1.40	1.71	$1,000

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2021	6,864,563	$2.05	2.36
Granted	—	—
Forfeited	(574,299)	4.56
Exercised	(102,825)	1.12
Expired	(120,126)	2.60
Outstanding at December 31, 2022	6,067,313	$1.83	2.07	$10,818
Exercisable at December 31, 2022	4,449,152	$1.31	1.92	$8,832

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2022	2021			2020
Weighted-average fair value of options at the measurement date (grant date)	$—		$23.36			$6.31
Dividend yield (%)	—		—			—
Expected volatility (%)	—%	61	-	72	59	-	61
Risk-free interest rate (%)	—%	0.5	-	1.4	0.4	-	0.5
Weighted average share price	$—		$6.79			$2.75

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of RSUs	Intrinsic value (in thousands)
Outstanding unvested RSUs at December 31, 2022	1,459,280
Granted during the year	3,369,167
Forfeited during the year	(559,809)
Vested during the year	(494,287)
Outstanding unvested RSUs at September 30, 2023	3,774,351	$4,416

	Number of RSUs	Intrinsic Value (in thousands)
Outstanding unvested RSUs at December 31, 2021	—
Granted during the year	1,640,496
Forfeited during the year	(60,823)
Vested during the year	(120,393)
Expired during the year	—
Outstanding unvested RSUs at December 31, 2022	1,459,280	$1,940

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative expenses	$884	$554	$2,714	$2,240
Research and development expenses	312	781	933	1,753
Other operating expenses	218	804	607	2,631
Total	$1,414	$2,139	$4,254	$6,624

	Year Ended December 31,
	2022	2021	2020
General and administrative expenses	$2,406	$5,274	$1,235
Research and development	3,631	1,968	382
Other operating expenses	2,331	3,639	115
Total	$8,368	$10,881	$1,732